Financial instruments (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	SFr 3,724	SFr 5,502
Transfers out of level 1 to level 2, Trading assets	560	90
Transfers to level 1 out of level 2, Trading liabilities	3,451	5,187
Transfers out of level 1 to level 2, Trading liabilities	183	100
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	88	312
Transfers out of level 1 to level 2, Trading liabilities	21	0
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	53	129
Transfers out of level 1 to level 2, Trading liabilities	82	81
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	3,310	4,746
Transfers out of level 1 to level 2, Trading liabilities	80	19
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	54	400
Transfers out of level 1 to level 2, Trading assets	46	11
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	380	409
Transfers out of level 1 to level 2, Trading assets	491	78
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	3,290	4,693
Transfers out of level 1 to level 2, Trading assets	SFr 23	SFr 1